Putnam
Health
Sciences
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Some of the most exciting scientific advances continue to be made in health-related fields. It follows, then, that some of the most dramatic opportunities for investment originate in these same industries. At some point in the 17 years since the introduction of Putnam Health Sciences Trust, your fund has invested in virtually every health-care industry in pursuit of these opportunities.

In some years, the fund's performance has bordered on the spectacular; in other years, results have been much less dramatic. Overall, however, your fund has compiled an admirable record. While this fine accomplishment cannot be taken as a guarantee of future results, the opportunities that are sure to present themselves in the months and years ahead certainly bode well for the fund's prospects, especially given the expertise and experience its management team brings to the task of identifying potentially successful investments.

The managers review your fund's fiscal 1999 strategy and performance in the following report, as well as some of the more promising sectors within the industry as the fund begins its new fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 20, 1999



Report from the Fund Managers

Richard B. England
David G. Carlson
Margery C. Parker


Despite lackluster performance from stocks in many health-care industries, Putnam Health Sciences Trust delivered solid returns for the 12 months ended August 31, 1999. Relative earnings weakness in the U.S. pharmaceutical industry and uncertainty about potential Medicare reform were among the challenges facing the health-care sector during your fund's fiscal year. More rewarding opportunities were found in biotechnology, a field in which stocks have delivered their best performance in more than eight years.

Total return for 12 months ended 8/31/99

     Class A           Class B            Class C            Class M
  NAV       POP     NAV       CDSC     NAV       CDSC     NAV       POP
----------------------------------------------------------------------------
 20.50%    13.57%  19.61%    14.61%   19.63%    18.63%   19.93%    15.73%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

While the long-term prospects remain extremely positive for the health-care sector, short-term setbacks in fiscal 1999 prompted some strategic shifts in the fund's weightings. U.S. pharmaceutical holdings have been reduced considerably, while biotechnology stocks represented 15% of net assets at the end of the fiscal year -- their highest weighting in several years.

* MEDICARE UNCERTAINTY HURTS DRUG STOCKS

For many years, U.S. pharmaceutical stocks have been the darlings of the fund's portfolio, delivering impressive returns even as other sectors of the stock market were underperforming. During fiscal 1999, the U.S. economy continued to strengthen and prospects for growth in the global economy brightened considerably as emerging Asian and Latin American markets made a surprisingly quick recovery from the 1997-98 economic crisis. As a result, investors began to turn away from U.S. drug stocks, seeking opportunities in other industries and regions that offered strong growth potential and more attractive prices.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals         48.6%

Medical technology      16.0%

Biotechnology           15.0%

Medical services        12.4%

Other                    7.0%

Footnote reads:
*Based on net assets as of 8/31/99. Holdings will vary over time.


At the same time, uncertainty about potential Medicare reform also took its toll on pharmaceutical stocks. President Clinton's proposal to revamp Medicare, the 34-year-old federal health insurance system, includes a plan to offer partial prescription drug benefits to all 39 million people covered under the system. While analysts say such a move would boost drug sales volume, pharmaceutical companies are concerned that entering into sales arrangements with the government could lead to price controls on their industry. Such a scenario could hamper growth because the drug companies will have less capital available to invest in the expensive process of developing new drugs.

Answers to the Medicare reform questions may not be apparent for some time, but we believe that the worst-case scenario -- widespread price controls -- will probably not occur. The reform proposals may also have a positive impact on the industry if, for example, they result in a drug benefit plan administered by the private sector, rather than by the government. This would likely increase drug volumes without bringing on damaging price controls.

In this challenging environment, we decreased the fund's weighting in U.S. pharmaceutical stocks. During the first half of the fiscal year, we also added some international drug companies to the fund's portfolio. This provided additional diversification and helped offset the underperformance of the U.S. stocks.

* BIOTECH MAKES BIG COMEBACK IN FISCAL '99

The biotech rally that began with the largest companies early in the fiscal year grew to include companies of all sizes by the close of the period. At the end of August, 24 of the 162 stocks in the Nasdaq Biotech Index were up 100% or more, while 42 were up 50% or more. The last broad rally for biotechnology stocks was in 1991; in the intervening years, this sector had been overlooked by investors. The industry has matured and more companies are developing multiple products rather than being dependent on just one. These changes have appealed to investors, along with ongoing merger and acquisition rumors, which often indicate a thriving industry.

One outstanding stock among the fund's biotechnology holdings was Amgen, which has seen robust sales for two key products. Epogen, the company's top-selling product, is used to treat anemia associated with chronic renal failure in patients on dialysis. The company has also had great success with Neupogen, which is used to prevent infection in cancer patients undergoing certain types of chemo-therapy and bone marrow transplants. As Amgen generates cash with strong sales of these drugs, it is investing in research and development for a number of promising new products, further enhancing the company's future growth potential.


"One of the most exciting aspects of the health-care industry is the remarkable innovation of biotechnology companies. Rigorous research and development are leading to more technologically advanced products that offer vast improvements in the way illnesses and diseases are treated."

-- Richard England, Portfolio Manager


Canadian biotech company QLT PhotoTherapeutics, Inc. is another fund holding that delivered outstanding performance during the fiscal period. QLT has worked with Swiss drug company Novartis to develop Visudyne therapy for age-related macular degeneration, the leading cause of blindness in people over the age of 50. This relatively painless treatment can be performed with a simple procedure in a doctor's office and is currently under review by the U.S. Food and Drug Administration. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STOCK SELECTION KEY IN MEDICAL DEVICE INDUSTRY

Strategic selection of medical device stocks also helped boost performance in fiscal 1999. The stock of VISX, Inc., for example, has skyrocketed with the success of its laser vision correction systems. VISX controls more than 70% of the market for the laser systems that correct nearsightedness, farsightedness, and astigmatism in a quick, essentially painless procedure. The company's revenue and earnings have boomed along with demand for the company's systems and for training in the use of the systems. The number of laser procedures has increased from 70,000 in 1996 to 420,000 in 1998, a compounded annual growth rate of 145%. VISX estimates that in 1999 there could be up to 900,000 procedures, more than double last year's total.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Johnson & Johnson
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

Warner-Lambert Co.
Pharmaceuticals

Tyco International, Ltd.
Conglomerate

Pharmacia & Upjohn
Pharmaceuticals

Amgen, Inc.
Biotechnology

Merck & Co., Inc.
Pharmaceuticals

Schering-Plough Corp.
Pharmaceuticals

Abbott Laboratories
Pharmaceuticals

Medtronic, Inc.
Medical technology

Footnote reads:
These holdings represent 38.2% of the fund's net assets as of 8/31/99. Portfolio holdings will vary over time.


Also helping the fund in fiscal 1999 was its limited exposure to the troubled health-care services industry. Nursing homes, hospitals, and HMOs have all been hurt by the Balanced Budget Act of 1997, which cut deeply into Medicare reimbursements. The reductions in federal funding have made it difficult for these services to keep pace with rising costs. The fund's position in health-care services stocks was minimal throughout the period and will remain so until we see signs of recovery for the industry.

* LONG-TERM TRENDS FAVOR HEALTH-CARE SECTOR

While fiscal 1999 brought dampened performance in a number of health-care industries, we remain optimistic about the long-term prospects. As the population ages, demand for innovative drugs, treatments, and devices for illnesses and diseases will only get stronger. Despite the recent downturn in domestic pharmaceutical stocks, a number of companies in the fund's portfolio have impressive pipelines of drugs in development as well as strong management teams and tight control over operating costs.

Also contributing to the portfolio's growth potential is the remarkable innovation of biotechnology and medical device companies. As the fund begins fiscal 2000, we realize that more volatility is likely, and investor uncertainty over Medicare reform may remain for some time. But we will continue to rely on strategic stock selection to take advantage of the diversity and long-term growth potential of the health-care sector.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/99, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Health Sciences Trust is designed for investors seeking capital appreciation through investments in the health sciences industry.




TOTAL RETURN FOR PERIODS ENDED 8/31/99

                     Class A           Class B             Class C            Class M
(inception dates)   (5/28/82)          (3/1/93)           (7/26/99)           (7/3/95)
                  NAV       POP      NAV      CDSC      NAV       CDSC      NAV      POP
------------------------------------------------------------------------------------------
1 year           20.50%    13.57%   19.61%   14.61%   19.63%     18.63%    19.93%   15.73%
------------------------------------------------------------------------------------------
5 years         165.71    150.41   155.85   153.85   155.95     155.95    159.15   150.12
Annual average   21.59     20.15    20.67    20.48    20.68      20.68     20.98    20.12
------------------------------------------------------------------------------------------
10 years        395.19    366.72   358.04   358.04   359.21     359.21    370.22   353.72
Annual average   17.35     16.66    16.44    16.44    16.47      16.47     16.74    16.33
------------------------------------------------------------------------------------------
Life of fund   1405.09   1318.28  1193.85  1193.85  1221.43    1221.43   1252.81  1205.89
Annual average   17.01     16.61    15.99    15.99    16.13      16.13     16.29    16.05
------------------------------------------------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/99

                                   S&P 500             Consumer
                                    Index             price index
------------------------------------------------------------------------
1 year                              39.82%               2.33%
------------------------------------------------------------------------
5 years                            206.52               12.21
Annual average                      25.11                2.33
------------------------------------------------------------------------
10 years                           384.71               34.19
Annual average                      17.10                2.98
------------------------------------------------------------------------
Life of fund                      1937.95               74.53
Annual average                      19.09                3.28
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 8/31/89


                  Fund's class A        S&P 500       Consumer price
Date               shares at POP         Index            index

8/31/89                9,452             10,000           10,000
8/31/90               10,840              9,502           10,562
8/31/91               15,391             12,058           10,963
8/31/92               15,219             13,013           11,308
8/31/93               14,236             14,993           11,621
8/31/94               17,565             15,813           11,958
8/31/95               21,922             19,205           12,271
8/31/96               27,208             22,801           12,624
8/31/97               36,038             32,070           12,905
8/31/98               38,734             34,666           13,114
8/31/99              $46,672            $48,471          $13,419

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B or class C shares would have been valued at $45,804 and $45,921, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $47,022 ($45,372 at public offering price).



PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/99

                          Class A        Class B       Class C      Class M
--------------------------------------------------------------------------------------
Distributions (number)       1              1            --            1
--------------------------------------------------------------------------------------
Income                       --             --           --            --
--------------------------------------------------------------------------------------
Capital gains
  Long-term               $4.9811        $4.9811         --         $4.9811
--------------------------------------------------------------------------------------
  Short-term                 --             --           --            --
--------------------------------------------------------------------------------------
  Return of capital*      $0.0299        $0.0299         --         $0.0299
--------------------------------------------------------------------------------------
  Total                   $5.0110        $5.0110         --         $5.0110
--------------------------------------------------------------------------------------
Share value:            NAV      POP       NAV          NAV       NAV      POP
--------------------------------------------------------------------------------------
8/31/98                $53.50   $56.76   $51.74          --      $52.87   $54.79
--------------------------------------------------------------------------------------
7/26/99+                   --       --       --      $59.32          --       --
--------------------------------------------------------------------------------------
8/31/99                 59.51    63.14    56.96       59.48       58.47    60.59
--------------------------------------------------------------------------------------

*See page 28.
+Inception of class C shares.




TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                       Class A           Class B            Class C           Class M
(inception dates)     (5/28/82)          (3/1/93)          (7/26/99)          (7/3/95)
                    NAV       POP      NAV     CDSC      NAV      CDSC      NAV      POP
--------------------------------------------------------------------------------------------
1 year             1.82%    -4.04%    1.04%   -3.61%    1.07%     0.14%    1.31%    -2.23%
--------------------------------------------------------------------------------------------
5 years          145.05    130.96   135.97   133.97   136.00    136.00   138.96    130.57
Annual average    19.63     18.22    18.73    18.53    18.74     18.74    19.03     18.18
--------------------------------------------------------------------------------------------
10 years         358.99    332.59   324.63   324.63   325.65    325.65   336.01    320.72
Annual average    16.46     15.77    15.56    15.56    15.59     15.59    15.86     15.45
--------------------------------------------------------------------------------------------
Life of fund    1315.56   1233.92  1115.94  1115.94  1141.89   1141.89  1171.60   1127.50
Annual average    16.51     16.11    15.50    15.50    15.64     15.64    15.79     15.56
--------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements


These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




Report of independent accountants
For the fiscal year ended August 31, 1999

To the Trustees and Shareholders of
Putnam Health Sciences Trust

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Health Sciences Trust (the "fund") at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 1999




The fund's portfolio
August 31, 1999

COMMON STOCKS (99.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Biotechnology (15.0%)
--------------------------------------------------------------------------------------------------------------------------
            587,800  Alkermes, Inc. (NON)                                                                   $   21,822,075
          2,283,600  Amgen Inc. (NON)                                                                          189,966,975
          1,465,800  Biogen, Inc. (NON)                                                                        112,500,150
            151,200  COR Therapeutics Inc (NON)                                                                  3,298,050
            917,500  Guilford Pharmaceuticals, Inc. (NON)                                                       12,386,250
          1,497,500  IDEXX Laboratories, Inc. (NON)                                                             25,457,500
          1,458,000  Immunex Corp. (NON)                                                                        98,141,625
            844,900  Inhale Therapeutic Systems (NON)                                                           27,828,894
            460,200  Liposome Company, Inc. (NON)                                                                9,074,569
            750,600  MedImmune, Inc. (NON)                                                                      77,452,538
            408,400  Millennium Pharmaceuticals, Inc. (NON)                                                     24,070,075
            680,200  PE Corp.-PE Biosystems Group                                                               46,806,263
            339,600  QLT PhotoTherapeutics Inc. (Canada) (NON)                                                  27,804,750
            583,100  Sepracor, Inc. (NON)                                                                       43,659,613
            677,600  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                             26,680,500
            891,860  Trimeris, Inc. (NON) (AFF)                                                                 21,906,311
                                                                                                            --------------
                                                                                                               768,856,138

Medical Services (12.4%)
--------------------------------------------------------------------------------------------------------------------------
            166,850  Allscripts, Inc. (NON)                                                                      2,158,622
          1,216,000  AmeriSource Health Corp., Class A (NON)                                                    31,388,000
          1,215,250  Baxter International, Inc.                                                                 81,497,703
          2,165,800  Cardinal Health, Inc.                                                                     138,069,750
          1,157,500  CIGNA Corp.                                                                               103,957,969
            521,800  Express Scripts, Inc., Class A (NON)                                                       35,156,275
            237,200  Healtheon Corp. (NON)                                                                       8,020,325
          2,043,000  HEALTHSOUTH Corp. (NON)                                                                    16,727,063
             52,800  MEDE AMERICA Corp. (NON)                                                                    1,207,800
            665,175  Medical Manager Corp. (NON)                                                                39,577,913
          1,005,100  Medquist, Inc. (NON)                                                                       34,990,044
            784,510  Pharmaceutical Product Development, Inc. (NON)                                             15,886,328
            559,000  Province Healthcare Co. (NON)                                                               8,804,250
            822,400  St. Jude Medical, Inc. (NON)                                                               29,812,000
            160,400  TLC The Laser Center Inc. (Canada) (NON)                                                    4,791,950
            368,400  Trigon Healthcare, Inc.(NON)                                                               13,377,525
            609,100  United Healthcare Corp.                                                                    37,040,894
            441,000  WeLLPoint Health Networks, Inc. (NON)                                                      32,137,875
                                                                                                            --------------
                                                                                                               634,602,286

Medical Technology (16.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,294,700  Bausch & Lomb, Inc.                                                                        85,531,119
            786,800  Biomet, Inc.                                                                               28,128,100
          2,926,300  Boston Scientific Corp. (NON)                                                              99,311,306
            452,500  Cerus Corp. (NON)                                                                          11,934,688
          1,216,100  Guidant Corp.                                                                              71,369,869
            730,100  Mallinckrodt Inc.                                                                          23,408,831
          1,838,083  Medtronic, Inc.                                                                           143,829,995
            485,500  Minimed, Inc. (NON)                                                                        44,150,156
            580,600  Molecular Devices Corp. (NON) (AFF)                                                        16,619,675
            479,150  Perclose, Inc. (NON)                                                                       25,365,003
          1,798,800  Sybron International Corp. (NON)                                                           46,319,100
            824,900  Ventana Medical Systems, Inc. (NON) (AFF)                                                  13,198,400
            880,000  VISX, Inc. (NON)                                                                           79,640,000
          1,334,800  Waters Corp. (NON)                                                                         88,013,375
            984,370  Wesley Jessen VisionCare, Inc. (NON) (AFF)                                                 30,207,854
            293,220  Xomed Surgical Products Inc. (NON)                                                         17,245,001
                                                                                                            --------------
                                                                                                               824,272,472

Other (7.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,157,900  CVS Corp.                                                                                  89,957,468
          1,028,300  Monsanto Co.                                                                               42,224,569
            331,600  On Assignment, Inc. (NON)                                                                   9,906,550
          2,133,300  Tyco International Ltd.                                                                   216,129,956
                                                                                                            --------------
                                                                                                               358,218,543

Pharmaceuticals (48.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,352,200  Abbott Laboratories                                                                       145,401,675
            941,800  Allergan, Inc.                                                                             94,062,275
            788,783  Alpharma, Inc., Class A                                                                    26,720,024
            246,680  Alza Corp. (NON)                                                                           12,426,505
            865,800  American Home Products Corp.                                                               35,930,700
             14,800  Ares-Serono Group, Class B (Switzerland)                                                   22,393,129
            962,900  AstraZeneca Group PLC (United Kingdom)                                                     37,914,188
            395,600  Biovail Corp. International (Canada) (NON)                                                 22,870,625
          3,616,200  Bristol-Myers Squibb Co.                                                                  254,490,075
          3,443,640  Elan Corp. PLC ADR (Ireland) (NON)                                                        110,411,708
            821,000  Hoechst AG (Germany)                                                                       34,731,584
          2,514,910  Johnson & Johnson                                                                         257,149,548
            740,100  Lilly (Eli) & Co.                                                                          55,229,963
            774,700  Medicis Pharmaceutical Corp., Class A (NON)                                                21,110,575
          2,423,000  Merck & Co., Inc.                                                                         162,795,313
          2,720,800  Pfizer, Inc.                                                                              102,710,200
          3,925,400  Pharmacia & Upjohn, Inc.                                                                  205,102,150
              7,903  Roche Holdings AG (Switzerland)                                                            91,483,687
          1,188,400  Sanofi-Synthelabo SA (France)                                                              49,519,963
          2,903,500  Schering-Plough Corp.                                                                     152,615,219
          1,029,283  Shire Pharmaceuticals Group PLC ADR
                       (United Kingdom) (NON)                                                                   25,732,075
          1,999,100  Smithkline Beecham PLC ADR (United Kingdom)                                               127,442,625
          1,977,000  Takeda Chemical Industries (Japan)                                                         99,319,510
          3,456,700  Warner-Lambert Co.                                                                        229,006,375
            762,300  Watson Pharmaceuticals, Inc. (NON)                                                         27,347,513
          1,880,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                83,799,794
                                                                                                            --------------
                                                                                                             2,487,716,998
                                                                                                            --------------
                     Total Common Stocks (cost $3,863,783,622)                                              $5,073,666,437

SHORT-TERM INVESTMENTS (2.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $25,000,000  Corporate Receivables Corp. effective yield of 5.33%,
                       October 5, 1999                                                                      $   24,874,153
         33,430,000  Sigma Finance Inc. effective yield of 5.15%,
                       September 27, 1999                                                                       33,302,279
         64,744,000  Interest in $500,000,000 joint repurchase agreement dated August 31, 1999 with Morgan Stanley & Co. Inc.
                       due September 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $64,753,712
                       for an effective yield of 5.40%                                                          64,744,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $122,920,432)                                       $  122,920,432
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,986,704,054) (b)                                            $5,196,586,869
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,122,358,496.

  (b) The aggregate identified cost on a tax basis is $3,993,325,920, resulting in gross unrealized appreciation and depreciation of $1,363,436,853 and $160,175,904, respectively, or net unrealized appreciation of $1,203,260,949.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,986,704,054) (Note 1)                                        $5,196,586,869
-----------------------------------------------------------------------------------------------
Cash                                                                                        308
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             3,152,157
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               10,596,042
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       32,767,652
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,243,103,028

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    102,923,021
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            6,498,840
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          6,838,167
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              533,535
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            99,599
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              6,001
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                3,151,487
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  693,882
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   120,744,532
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,122,358,496

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,971,256,119
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                (58,779,830)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,209,882,207
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,122,358,496

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,883,732,319 divided by 48,454,429 shares)                                            $59.51
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $59.51)*                                  $63.14
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,141,640,311 divided by 37,599,325 shares)**                                          $56.96
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($3,770,242 divided by 63,391 shares)**                                                  $59.48
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($93,215,624 divided by 1,594,248 shares)                                                $58.47
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $58.47)*                                  $60.59
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $275,821) (including dividend income of
$143,836 from investments in affiliated issuers) (Note 5)                          $ 31,596,698
-----------------------------------------------------------------------------------------------
Interest                                                                              7,890,850
-----------------------------------------------------------------------------------------------
Total investment income                                                              39,487,548

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     25,715,677
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,051,256
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        65,148
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         35,765
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 6,977,931
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                19,358,622
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     1,858
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   630,454
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 243,685
-----------------------------------------------------------------------------------------------
Registration fees                                                                       316,157
-----------------------------------------------------------------------------------------------
Auditing                                                                                 66,172
-----------------------------------------------------------------------------------------------
Legal                                                                                    30,289
-----------------------------------------------------------------------------------------------
Postage                                                                                 857,450
-----------------------------------------------------------------------------------------------
Other                                                                                 1,382,894
-----------------------------------------------------------------------------------------------
Total expenses                                                                       60,733,358
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (818,788)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         59,914,570
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (20,427,022)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1, 3 and 5) (including realized gain
of $7,558,700 on sales of investments in affiliated issuers)                        (55,779,858)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                         (342)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                         (608)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          780,663,424
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             724,882,616
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $704,455,594
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended August 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (20,427,022)  $  (8,016,719)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             (55,780,200)    425,904,020
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                        780,662,816    (400,458,158)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                704,455,594      17,429,143
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --        (749,082)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (209,438,189)   (200,473,089)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (143,039,807)    (76,861,512)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (6,108,803)     (3,230,099)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                          (1,256,551)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (858,186)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (36,651)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 1,193,092,454   1,576,643,486
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      1,536,809,861   1,312,758,847

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 3,585,548,635   2,272,789,788
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net
investment income of $-- and $--, respectively)                                  $5,122,358,496  $3,585,548,635
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                          Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $53.50           $55.82           $43.67           $36.21           $29.77
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.07)(c)         (.01)(c)          .13(c)           .19              .23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                 11.09             4.13            13.71             8.46             6.99
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               11.02             4.12            13.84             8.65             7.22
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.02)            (.09)            (.27)            (.26)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (4.98)           (6.42)           (1.60)            (.92)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                              (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (5.01)           (6.44)           (1.69)           (1.19)            (.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $59.51           $53.50           $55.82           $43.67           $36.21
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              20.50             7.48            32.46            24.12            24.81
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,883,732       $2,236,469       $1,681,187       $1,166,794         $929,484
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .95             1.00             1.08             1.10             1.12
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.11)            (.02)             .26              .43              .70
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              79.12            40.45            44.54            10.55            19.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                          Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $51.74           $54.54           $42.94           $35.72           $29.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.50)(c)         (.44)(c)         (.24)(c)         (.13)(c)          .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                 10.73             4.06            13.44             8.35             6.78
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               10.23             3.62            13.20             8.22             6.89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --             (.08)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (4.98)           (6.42)           (1.60)            (.92)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                              (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (5.01)           (6.42)           (1.60)           (1.00)            (.64)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $56.96           $51.74           $54.54           $42.94           $35.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              19.61             6.67            31.46            23.19            23.83
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,141,640       $1,292,418         $567,928         $273,243         $113,329
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                           1.70             1.75             1.83             1.85             1.88
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.86)            (.76)            (.49)            (.31)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              79.12            40.45            44.54            10.55            19.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          July 26, 1999+
operating performance                                                                                               to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $59.32
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                             (.04)(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .20
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .16
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                                                                                                    --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $59.48
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                    .27*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $3,770
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                                                .17*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                                                (.09)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  79.12
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                            July 3, 1995+
operating performance                                                 Year ended August 31                           to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $52.87           $55.47           $43.54           $36.17           $33.96
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.37)(c)         (.31)(c)         (.12)(c)         (.02)(c)         (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                 10.98             4.13            13.65             8.46             2.23
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               10.61             3.82            13.53             8.44             2.21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --             (.15)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (4.98)           (6.42)           (1.60)            (.92)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                              (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (5.01)           (6.42)           (1.60)           (1.07)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $58.47           $52.87           $55.47           $43.54           $36.17
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              19.93             6.94            31.79            23.51             6.51*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $93,216          $56,662          $23,675           $9,732             $321
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                           1.45             1.50             1.58             1.61              .30*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.61)            (.51)            (.24)            (.05)            (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              79.12            40.45            44.54            10.55            19.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



Notes to financial statements
August 31, 1999

Note 1
Significant accounting policies

Putnam Health Sciences Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B, class C and class M shares.The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At August 31, 1999, the fund had a capital loss carryover of approximately $52,158,000 available to offset future net capital gain, if any, which will expire on August 31, 2007.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1999, the fund reclassified $20,427,022 to decrease accumulated net investment loss and $20,427,123 to decrease paid-in-capital, with a decrease to distributions in excess of net realized gain on investments of $101. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1999, fund expenses were reduced by $818,788 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,688 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended August 31, 1999, Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $3,320,429 and $161,892 from the sale of class A and class M shares, respectively and received $4,397,043 and $49 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $42,156 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,548,968,748 and $3,664,741,229, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,780,996       $955,941,380
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,939,701        176,969,983
-----------------------------------------------------------------------------
                                                18,720,697      1,132,911,363

Shares
repurchased                                    (12,073,075)      (718,353,158)
-----------------------------------------------------------------------------
Net increase                                     6,647,622       $414,558,205
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,247,680       $918,890,572
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,947,902        156,533,485
-----------------------------------------------------------------------------
                                                18,195,582      1,075,424,057

Shares
repurchased                                     (6,506,650)      (389,241,553)
-----------------------------------------------------------------------------
Net increase                                    11,688,932       $686,182,504
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,563,008     $1,142,794,644
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,009,002        116,381,745
-----------------------------------------------------------------------------
                                                21,572,010      1,259,176,389

Shares
repurchased                                     (8,950,494)      (515,983,962)
-----------------------------------------------------------------------------
Net increase                                    12,621,516     $  743,192,427
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,902,149       $997,063,120
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,208,801         62,422,542
-----------------------------------------------------------------------------
                                                18,110,950      1,059,485,662

Shares
repurchased                                     (3,545,706)      (207,355,651)
-----------------------------------------------------------------------------
Net increase                                    14,565,244       $852,130,011
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         63,961         $3,792,336
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    63,961          3,792,336

Shares
repurchased                                           (570)           (33,113)
-----------------------------------------------------------------------------
Net increase                                        63,391         $3,759,223
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        933,321        $55,847,824
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       91,148          5,409,712
-----------------------------------------------------------------------------
                                                 1,024,469         61,257,536

Shares
repurchased                                       (501,896)       (29,674,937)
-----------------------------------------------------------------------------
Net increase                                       522,573        $31,582,599
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        861,855        $51,630,828
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       54,171          2,853,160
-----------------------------------------------------------------------------
                                                   916,026         54,483,988

Shares
repurchased                                       (271,117)       (16,153,017)
-----------------------------------------------------------------------------
Net increase                                       644,909        $38,330,971
-----------------------------------------------------------------------------

Note 5


Transactions with Affiliated Issuers

Transactions with Affiliated Issuers Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Name of Affiliate                                     cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Class A                        $ 9,239,675        $ 5,012,594           $143,836        $        --
Centennial Healthcare Corp.                             --         11,586,582                 --                 --
CN Biosciences Inc.                                402,500          5,836,880                 --                 --
Compdent Corp.                                          --          8,687,925                 --                 --
CYTYC Corp.                                      6,869,082         17,511,949                 --                 --
Imnet Systems Inc.                                 373,685         12,467,674                 --                 --
Inhale Therapeutic Systems                       7,734,718                 --                 --                 --
Molecular Devices Corp.                            917,538            801,338                 --         16,619,675
Perclose, Inc.                                   2,718,853          8,587,777                 --                 --
Sabratek Corp.                                          --         15,310,168                 --                 --
Trimeris, Inc.                                   5,360,005                 --                 --         21,906,311
Ventana Medical Systems                          9,704,809          1,624,134                 --         13,198,400
Wesley Jessen Visioncare, Inc.                   8,454,520          1,686,900                 --         30,207,854
Xomed Surgical Products Inc.                            --          4,267,180                 --                 --
-------------------------------------------------------------------------------------------------------------------
  Totals                                       $51,775,385        $93,381,101           $143,836        $81,932,240




Federal tax information
(Unaudited)

For the year ended August 31, 1999, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information


WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President

Richard B. England
Vice President and Fund Manager

David G. Carlson
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN008 55089 021/335/2AB 10/99